INCOME AND MINING TAXES - Components of net deferred income and mining tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ 1,212,750	$ 1,036,061	$ 948,142
Mining Properties
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	1,514,017	1,390,600
Net operating loss carry forwards
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(27,459)	(100,026)
Mining taxes
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	(98,807)	(90,706)
Reclamation provisions and other labilities
Total deferred income and mining tax liabilities
Total deferred income and mining tax liabilities	$ (175,001)	$ (163,807)